Item 1. Report to Shareholders

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                 6 Months      Year
                    Ended     Ended
                  6/30/04  12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE
Beginning
of period       $   19.95 $   14.51  $   20.08  $   21.70  $   15.93  $   16.01

Investment
activities
  Net investment
  income (loss)     (0.06)    (0.11)     (0.11)     (0.11)     (0.03)     (0.04)

  Net realized
  and unrealized
  gain (loss)        2.28      5.55      (5.46)     (1.20)      8.28       1.22

  Total from
  investment
  activities         2.22      5.44      (5.57)     (1.31)      8.25       1.18

Distributions
  Net realized
  gain                  -         -          -      (0.31)     (2.48)     (1.26)

NET ASSET VALUE

End of period   $   22.17 $   19.95  $   14.51  $   20.08  $   21.70  $   15.93
                ---------------------------------------------------------------

Ratios/Supplemental
Data

Total return^     11.13%     37.49%   (27.74)%    (5.97)%     52.19%      7.97%

Ratio of total
expenses to
average net
assets             0.92%!     1.00%      1.04%      1.02%      0.98%      1.11%

Ratio of net
investment
income (loss)
to average
net assets       (0.57)%!   (0.64)%    (0.64)%    (0.60)%    (0.22)%    (0.25)%

Portfolio
turnover rate      36.7%!     44.8%      62.7%      74.6%     110.6%      81.9%

Net assets,
end of period
(in millions)  $   1,310  $   1,027  $     678  $     961  $     972  $     303

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Portfolio of Investments (1)                        Shares/$ Par          Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS AND WARRANTS  97.8%

BIOTECHNOLOGY   39.7%

Other Biotechnology   6.4%

Alexion Pharmaceutical *^                                200,000          3,720

Amylin Pharmaceuticals *                                 235,000          5,358

BioCryst Pharmaceuticals *                               525,000          3,622

Cubist Pharmaceuticals *                                 925,000         10,267

Cytogen *                                                250,000          3,975

deCODE GENETICS *                                        450,000          3,825

Diversa *                                                300,000          3,039

Encysive Pharmaceuticals *                               325,000          2,763

Exelixis *                                               750,000          7,567

Insmed, Warrants, 5/31/05 *!!@                           250,048              0

Inspire Phamaceuticals *                                 200,000          3,344

Keryx Biopharmaceuticals *                               250,000          3,165

Ligand Pharmaceuticals, Class B *                         75,000          1,304

Myriad Genetics *                                        350,000          5,222

Nektar Therapeutics *                                    200,000          3,992

NeoRx *                                                  175,000            438

NeoRx, Warrants, 12/31/08 *!!@                            18,000              0

ONYX Pharmaceuticals *                                   420,000         17,791

Rigel Pharmaceuticals *                                  150,000          2,132

ViroLogic *                                              125,000            306

ViroPharma *                                             200,000            358

XOMA *                                                   450,000          2,016

                                                                         84,204

Major Biotechnology   33.3%

Abgenix *                                                625,000          7,325

Alkermes *                                             1,100,000         14,960

Amgen *^                                                 757,500         41,337

Atherogenics *                                            70,000          1,332

Biogen Idec *                                            480,000         30,360

Celgene *^                                               190,000         10,879

Cephalon *                                               765,000         41,310

CV Therapeutics *^                                       200,000          3,352

Eyetech Pharmaceuticals *                                 60,000          2,575

Genentech *^                                             425,000         23,885

Gilead Sciences *^                                       900,000         60,300

Human Genome Sciences *                                  400,000          4,652

ICOS *                                                   100,000          2,984

ImClone Systems *^                                       885,000         75,924

Martek Biosciences *                                      75,000          4,213

Medicines Company *                                      663,500         20,243

MedImmune *                                              450,000         10,530

Millennium Pharmaceuticals *                             200,000          2,760

Nabi *                                                    80,000          1,138

Neurocrine Biosciences *^                                300,000         15,555

NPS  Pharmaceuticals *^                                  465,000          9,765

OSI Pharmaceuticals *^                                   150,000         10,566

Protein Design Labs *^                                   500,000          9,565

Seattle Genetics, Warrants, 12/31/11 *!!@                 50,000              0

Sepracor *^                                              260,000         13,754

Transkaryotic Therapies *                                100,000          1,496

Trimeris *                                               516,000          7,446

United Therapeutics *                                    100,000          2,565

Vertex Pharmaceuticals *                                 475,000          5,149

                                                                        435,920

Total Biotechnology                                                     520,124

LIFE SCIENCES   5.2%

Life Sciences   5.2%

Fisher Scientific *                                      320,000         18,480

Gen-Probe *                                              125,000          5,915

Invitrogen *                                             345,000         24,837

Molecular Devices *                                      110,000          1,956

Serologicals *                                            65,000          1,299

Symyx Technologies *                                     450,000         10,854

Waters Corporation *                                     100,000          4,778

Total Life Sciences                                                      68,119

PHARMACEUTICALS   18.8%

Major- Pharmaceutical   18.8%

Able Laboratories *                                      391,000          8,039

Alcon                                                     48,700          3,830

Allergan                                                  55,000          4,924

Andrx *                                                   50,000          1,396

Barr Pharmaceuticals *                                    25,000            843

Biocon 144A (INR) *                                       82,800            904

Elan ADR *^                                              425,000         10,514

Eli Lilly ^                                              235,000         16,429

Forest Laboratories *^                                   300,000         16,989

Indevus Pharmaceuticals *                                200,000          1,230

IVAX *                                                   425,000         10,196

Johnson & Johnson                                        225,000         12,532

Medicis Pharmaceutical, Class A                           25,000            999

Merck                                                     52,500          2,494

MGI Pharma *^                                            750,000         20,257

Novartis ADR                                              25,000          1,113

Noven Pharmaceuticals *                                   50,000          1,101

Novo Nordisk, Series B (DKK)                              25,000          1,289

Penwest Pharmaceuticals *                                100,000          1,281

Pfizer ^                                               1,202,100         41,208

Roche Holding (CHF)                                       14,000          1,387

Salix Pharmaceuticals *                                   85,000          2,801

Sanofi-Synthelabo (EUR)                                  100,000          6,346

Schering-Plough                                          285,000          5,267

Shire Pharmaceuticals ADR *                               95,000          2,540

Taro Pharmaceuticals, Class A *^                         150,000          6,525

Teva Pharmaceutical ADR                                  250,000         16,822

Valeant Pharmaceuticals International                    401,700          8,034

Watson Pharmaceuticals *                                 225,000          6,052

Wyeth ^                                                  700,000         25,312

Yamanouchi Pharmaceutical (JPY)                          225,000          7,552

Total Pharmaceuticals                                                   246,206

PRODUCTS & DEVICES   10.8%

Implants   10.8%

Angiotech Pharmaceuticals *                              300,000          6,045

Aspect Medical Systems *                                 425,000          7,850

Biomet                                                   150,000          6,666

BioSphere Medical *                                      550,000          1,760

Boston Scientific *^                                     400,000         17,120

C. R. Bard                                               175,000          9,914

Edwards Lifesciences *                                   120,000          4,182

Endologix *                                              375,000          1,834

EPIX Medical *                                           120,000          2,532

Fischer Imaging *!                                       590,000          1,357

Guidant                                                  195,000         10,897

Haemonetics *                                            150,000          4,447

Integra LifeServices Holdings *                           75,000          2,645

Kinetic Concepts *                                       255,000         12,724

Medtronic ^                                              150,000          7,308

Regeneration Technologies *                              275,000          2,951

St. Jude Medical *                                       180,000         13,617

STAAR *                                                  375,000          2,925

Stryker                                                  200,000         11,000

Synthes (CHF)                                             30,000          3,421

Wilson Greatbatch Technologies *                         231,000          6,456

Zimmer Holdings *                                         50,000          4,410

Total Products & Devices                                                142,061

SERVICES   20.3%

Distribution   5.2%

AmerisourceBergen ^                                      160,000          9,565

Cardinal Health ^                                        100,000          7,005

Caremark RX *                                            575,000         18,940

Henry Schein *                                            25,000          1,579

NeighborCare *                                           200,000          6,266

Omnicare ^                                               575,000         24,616

                                                                         67,971

Information   0.2%

WebMD *                                                  280,000          2,610

                                                                          2,610

Other Services   1.1%

LabOne *                                                 150,000          4,767

Laboratory Corporation of America *                       25,000            992

Quest Diagnostics                                        100,000          8,495

                                                                         14,254

Payors   10.1%

Anthem *^                                                725,000         64,931

UnitedHealth Group ^                                   1,000,000         62,250

WellPoint Health Networks *                               50,000          5,600

                                                                        132,781

Providers   3.7%

Community Health System *                                225,000          6,023

HCA                                                      300,000         12,477

Mariner Health Care *                                    480,000         12,924

Sunrise Senior Living *                                  175,000          6,850

Triad Hospitals *                                         50,000          1,862

Universal Health Services                                 25,000          1,147

Vencor                                                   275,000          6,421

                                                                         47,704

Total Services                                                          265,320

Total Miscellaneous Common Stocks  3.0%                                  38,842

Total Common Stocks and Warrants (Cost  $1,004,030)                   1,280,672

CONVERTIBLE PREFERRED STOCKS   0.4%

Control Delivery Systems, 8.00%, Series A *!!@            37,216          1,000

Corus Pharma, 8.00%, Series C *!!@                     1,742,138          1,944

NeoRx, Series B *!!@                                          45            225

Seattle Genetics, Series A *!!@                           40,000          2,390

Total Convertible Preferred Stocks (Cost  $5,450)                         5,559

PREFERRED STOCKS   0.2%

Theravance, Series D1 !!@                                264,454          2,380

Total Preferred Stocks (Cost  $2,380)                                     2,380

CORPORATE BONDS   0.8%

Morgan Stanley, 144A, 6.00%, 6/1/05                      250,000         10,713

Total Corporate Bonds (Cost  $10,728)                                    10,713

OPTIONS PURCHASED   0.0%

Taro Pharmaceuticals, Put, 7/17/04 @ $45.00 *             37,800            110

Total Options Purchased (Cost  $53)                                         110

OPTIONS WRITTEN   (1.7%)

Alexion Pharmaceuticals, Call, 11/20/04 @ $25.00 *      (125,000)          (119)

Alkermes, Put, 2/19/05 @ $15.00 *                        (25,000)           (84)

Amerisourcebergen, Call, 11/20/04 @ $65.00 *             (50,000)           (63)

Amgen

           Call

           1/22/05 @ $60.00 *                           (100,000)          (177)

           10/16/04 @ $60.00 *                           (25,000)           (19)

           Put

           1/22/05 @ $60.00 *                            (35,000)          (234)

           10/16/04 @ $60.00 *                           (30,000)          (179)

           7/17/04 @ $60.00 *                            (22,500)          (122)

Amylin Pharmaceuticals, Put, 1/22/05 @ $22.50 *          (45,000)          (134)

Andrx, Put, 1/22/05 @ $30.00 *                           (60,000)          (267)

Angiotech Pharmaceuticals, Put, 9/15/04 @ $25.00 *       (55,000)          (283)

Anthem

           Call, 9/18/04 @ $100.00 *                     (50,000)           (39)

           Put

           1/22/05 @ $90.00 *                            (50,000)          (337)

           9/18/04 @ $90.00 *                            (60,000)          (255)

Becton Dickinson, Put, 9/18/04 @ $55.00 *                (50,000)          (198)

Biomet, Put, 1/22/05 @ $50.00 *                          (20,000)          (131)

Boston Scientific

           Call, 11/20/04 @ $45.00 *                    (100,000)          (250)

           Put, 1/22/05 @ $45.00 *                       (50,000)          (245)

Cardinal Health, Call, 9/18/04 @ $70.00 *                (75,000)          (219)

Caremark Rx, Put, 1/22/05 @ $40.00 *                     (50,000)          (372)

Celgene

           Put

           1/22/05 @ $45.00 *                            (50,000)          (117)

           1/22/05 @ $50.00 *                            (35,000)          (131)

Cephalon

           Call, 1/22/05 @ $70.00 *                     (100,000)           (60)

           Put, 11/20/04 @ $50.00 *                      (20,000)           (44)

CV Therapeutics, Call, 7/17/04 @ $17.50 *                (25,300)            (4)

Dade Behring, Call, 8/21/04 @ $50.00 *                   (75,000)          (111)

Elan

           Call, 10/16/04 @ $30.00 *                    (100,000)          (103)

           Put

           1/21/06 @ $25.00 *                            (35,000)          (199)

           1/22/05 @ $25.00 *                            (40,000)          (156)

Eli Lilly, Call, 10/16/04 @ $80.00 *                    (100,000)           (55)

Fisher Scientific, Put, 9/18/04 @ $55.00 *               (50,000)          (113)

Forest Laboratories

           Call, 1/22/05 @ $70.00 *                      (50,000)           (55)

           Put, 1/22/05 @ $55.00 *                       (30,000)          (122)

Genentech

           Call, 9/18/04 @ $60.00 *                      (75,000)          (126)

           Put, 1/22/05 @ $62.50 *                       (60,000)          (534)

Gilead Sciences

           Call

           11/20/04 @ $70.00 *                          (100,000)          (455)

           8/21/04 @ $70.00 *                            (75,000)          (174)

Guidant

           Put

           1/22/05 @ $55.00 *                            (35,000)          (158)

           1/22/05 @ $60.00 *                            (25,000)          (180)

HCA, Put, 1/22/05 @ $40.00 *                             (40,000)           (90)

ImClone Systems

           Call

           1/22/05 @ $100.00 *                           (75,000)          (465)

           1/22/05 @ $95.00 *                            (25,000)          (194)

           11/20/04 @ $75.00 *                          (100,000)        (1,585)

           11/20/04 @ $90.00 *                          (100,000)          (775)

           7/17/04 @ $85.00 *                           (150,000)          (435)

           8/21/04 @ $45.00 *                            (50,000)        (2,040)

           8/21/04 @ $80.00 *                            (75,000)          (690)

           8/21/04 @ $85.00 *                           (200,000)        (1,250)

           Put

           1/22/05 @ $55.00 *                            (30,000)           (46)

           1/22/05 @ $60.00 *                            (40,000)           (91)

           11/20/04 @ $65.00 *                           (40,000)           (86)

           11/20/04 @ $70.00 *                           (25,000)           (81)

           11/20/04 @ $75.00 *                           (10,000)           (46)

           8/21/04 @ $70.00 *                            (25,000)           (26)

Invitrogen, Put, 1/22/05 @ $70.00 *                      (45,000)          (268)

King Pharmaceuticals, Put, 1/22/05 @ $25.00 *            (23,200)          (314)

Medicines, Put, 10/16/04 @ $35.00 *                      (20,000)          (118)

Medtronic

           Call, 8/21/04 @ $47.50 *                      (75,000)          (163)

           Put, 1/22/05 @ $50.00 *                       (15,000)           (53)

Merck, Put, 1/22/05 @ $55.00 *                           (25,000)          (205)

MGI Pharma

           Call

           1/22/05 @ $32.50 *                           (150,000)          (274)

           8/21/04 @ $30.00 *                            (33,500)           (28)

           8/21/04 @ $35.00 *                            (50,000)            (6)

           Put, 1/22/05 @ $32.50 *                      (120,000)          (846)

Nektar Therapeutics

           Put

           11/20/04 @ $25.00 *                           (35,000)          (229)

           8/21/04 @ $22.50 *                            (30,000)          (105)

           8/21/04 @ $25.00 *                            (30,000)          (167)

Neurocrine Biosciences

           Call

           11/20/04 @ $60.00 *                          (100,000)          (237)

           11/20/04 @ $65.00 *                           (75,000)          (105)

           2/19/05 @ $65.00 *                            (75,000)          (165)

           8/21/04 @ $60.00 *                            (50,000)           (35)

NPS Pharmaceuticals

           Call

           11/20/04 @ $35.00 *                          (100,000)           (20)

           8/21/04 @ $25.00 *                            (75,000)           (24)

Omnicare, Call, 12/18/04 @ $45.00 *                      (12,500)           (26)

ONYX Pharmaceuticals

           Call

           1/22/05 @ $60.00 *                            (50,000)           (86)

           7/17/04 @ $45.00 *                            (17,500)            (7)

           8/21/04 @ $45.00 *                           (100,000)          (160)

           8/21/04 @ $50.00 *                            (17,500)           (10)

OSI Pharmaceuticals

           Call

           1/22/05 @ $90.00 *                            (50,000)          (233)

           10/16/04 @ $90.00 *                           (75,000)          (159)

           Put, 1/22/05 @ $80.00 *                       (55,000)          (885)

Pfizer

           Call

           1/22/05 @ $37.50 *                           (150,000)          (112)

           9/18/04 @ $37.50 *                           (100,000)           (23)

           Put, 1/22/05 @ $37.50 *                       (60,000)          (240)

Protein Design Labs

           Call, 8/21/04 @ $22.50 *                      (50,000)           (16)

           Put, 8/21/04 @ $22.50 *                       (30,000)          (111)

Sepracor

           Call

           10/16/04 @ $60.00 *                           (75,000)          (167)

           7/17/04 @ $55.00 *                            (75,000)          (101)

           Put

           1/21/06 @ $55.00 *                            (25,000)          (243)

           1/22/05 @ $50.00 *                            (55,000)          (267)

           1/22/05 @ $55.00 *                            (75,000)          (547)

St. Jude Medical

           Put

           1/22/05 @ $75.00 *                            (20,000)          (114)

           10/16/04 @ $70.00 *                           (25,000)           (59)

Taro Pharmaceuticals

           Call

           10/16/04 @ $45.00 *                           (50,000)          (173)

           10/16/04 @ $50.00 *                          (100,000)          (172)

Teva Pharmaceutical, Put, 12/18/04 @ $70.00 *            (15,000)           (82)

Triad Hospitals, Put, 1/22/05 @ $40.00 *                 (25,000)          (115)

Trimeris, Call, 7/17/04 @ $15.00 *                       (75,000)           (15)

Unitedhealth Group

           Call, 9/18/04 @ $70.00 *                      (25,000)            (9)

           Put, 9/18/04 @ $65.00 *                       (25,000)          (104)

Waters Corporation, Put, 11/20/04 @ $40.00 *             (25,000)           (11)

Wyeth

           Call

           1/22/05 @ $40.00 *                           (200,000)          (215)

           10/16/04 @ $40.00 *                          (100,000)           (45)

           Put, 1/22/05 @ $35.00 *                       (20,000)           (43)

Total Options Written (Cost  $(22,075))                                 (22,436)

SHORT-TERM INVESTMENTS   2.9%

Money Market Fund   2.9%

T. Rowe Price Reserve Investment Fund, 1.16% #        37,741,196         37,741

Total Short-Term Investments (Cost  $37,741)                             37,741

Total Investments in Securities

100.4% of Net Assets (Cost $1,038,307)                               $1,314,739
                                                                     ----------

(1)  Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

*    Non-income producing

^ All or a portion of this security is pledged to cover written call options at June 30, 2004.

!    Affiliated company - See Note 2.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $7,939 and represents 0.7% of net assets

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $11,617 and represents 0.9% of net assets

ADR  American Depository Receipts

CHF  Swiss franc

DKK  Danish krone

EUR  Euro

INR  Indian rupee

JPY  Japanese yen

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $1,038,307)             $   1,314,739

Other assets                                                              2,252

Total assets                                                          1,316,991

Liabilities

Total liabilities                                                         6,966

NET ASSETS                                                        $   1,310,025
                                                                  -------------

Net Assets Consist of:

Undistributed net investment income (loss)                        $      (3,372)

Undistributed net realized gain (loss)                                  (40,047)

Net unrealized gain (loss)                                              276,432

Paid-in-capital applicable to 59,079,646 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,077,012

NET ASSETS                                                        $   1,310,025
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       22.17
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                        6 Months
                                                                           Ended
                                                                         6/30/04
Investment Income (Loss)

Income

  Dividend                                                        $       2,093

  Interest                                                                    1

  Total income                                                            2,094

Expenses

  Investment management                                                   3,939

  Shareholder servicing                                                   1,309

  Custody and accounting                                                    105

  Prospectus and shareholder reports                                         67

  Registration                                                               25

  Legal and audit                                                            16

  Directors                                                                   4

  Miscellaneous                                                               1

  Total expenses                                                          5,466

Net investment income (loss)                                             (3,372)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             35,661

  Written options                                                        11,532

  Foreign currency transactions                                             (44)

  Net realized gain (loss)                                               47,149

Change in net unrealized gain (loss)

  Securities                                                             77,444

  Written options                                                        (4,759)

  Other assets and liabilities
  denominated in foreign currencies                                          (1)

  Change in net unrealized gain (loss)                                   72,684

Net realized and unrealized gain (loss)                                 119,833

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $     116,461
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                        6 Months          Year
                                                           Ended         Ended
                                                         6/30/04      12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $    (3,372)  $    (5,438)

  Net realized gain (loss)                                47,149         3,119

  Change in net unrealized gain (loss)                    72,684       266,737

  Increase (decrease) in net assets from operations      116,461       264,418

Capital share transactions *

  Shares sold                                            260,790       238,878

  Shares redeemed                                        (94,593)     (153,885)

  Increase (decrease) in net assets from capital
  share transactions                                     166,197        84,993

Net Assets

Increase (decrease) during period                        282,658       349,411

Beginning of period                                    1,027,367       677,956

End of period                                        $ 1,310,025   $ 1,027,367
                                                     -----------   -----------

(Including undistributed net investment
income (loss) of $(3,372) at 6/30/04
and $0 at 12/31/03)

*Share information

  Shares sold                                             11,981        13,705

  Shares redeemed                                         (4,398)       (8,931)

  Increase (decrease) in shares outstanding                7,583         4,774

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 29, 1995. The fund seeks long-term capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $43,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the six months ended June 30, 2004, were as follows:

--------------------------------------------------------------------------------
                                                   Number of
                                                   Contracts         Premiums

Outstanding at beginning of period                    55,000     $ 16,641,000

Written                                              115,000       39,443,000

Exercised                                             (2,000)        (614,000)

Expired                                              (12,000)      (1,894,000)

Closed                                               (96,000)     (31,501,000)

Outstanding at end of period                          60,000     $ 22,075,000
                                                      ------     ------------

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2004, the value of affiliated companies totaled $1,357,000, representing 0.1% of the value of the fund's investments in securities.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $380,755,000 and $216,501,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $86,373,000 of unused capital loss carryforwards, of which $9,998,000 expire in 2009, $65,226,000 expire in 2010, and $11,149,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $1,038,307,000. Net unrealized gain aggregated $276,432,000 at period-end, of which $359,604,000 related to appreciated investments and $83,172,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $701,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $898,000 for the six months ended June 30, 2004, of which $165,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $20,000 for shareholder servicing costs related to the college savings plans, of which $15,000 was for services provided by Price. At June 30, 2004, approximately 0.8% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $165,000.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Health Sciences Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Health Sciences Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004